Inventories (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Public Utilities, Inventory [Line Items]
Inventories	$ 649	$ 685
Materials and supplies
Public Utilities, Inventory [Line Items]
Inventories	516	548
Gas and fuel in storage
Public Utilities, Inventory [Line Items]
Inventories	58	65
Coal inventory
Public Utilities, Inventory [Line Items]
Inventories	$ 75	$ 72